Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of earnings per share

The table below sets forth the net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each year:

For the year ended December 31,
2021
Basic number:
Allocated basic earnings and not distributed	1,610
Net income allocated available to common shareholders	1,610
Basic denominator (millions of shares)
Weighted average of the number of shares	1,344
Basic earnings per million shares (R$)	1.19802

For the year ended December 31,
2021
Diluted number:
Allocated diluted earnings and not distributed	1,610
Net income allocated available to common shareholders	1,610
Diluted denominator (millions of shares)

Weighted average of the number of shares	1,344
Stock options plan	11
Diluted weighted average of shares	1,355
Diluted earnings per million shares (R$)	1.18852

	2020
	Originally presented	Split effect	Restated
Basic and diluted number:
Allocated basic earnings and not distributed- Continued operation	1,189	—	1,189
Allocated basic earnings and not distributed – Discontinued operation	209	—	209
Net income allocated available to common shareholders	1,398	—	1,398
Basic and diluted denominator (millions of shares)
Weighted average of the number of shares	268	1,072	1,340
Basic and diluted earnings per million shares (R$) - Continued operations	4.43657		0.88731
Basic and diluted earnings per million shares (R$) – Attributable to controlling shareholders	5.21642		1.04328

	2019
	Originally presented	Split effect	Restated
Basic and diluted number:
Allocated basic earnings and not distributed- Continued operation	1,076	—	1,076
Allocated basic earnings and not distributed- Discontinued operation	(29)	—	(29)
Net income allocated available to common shareholders	1,047	—	1,047
Basic and diluted denominator (millions of shares)
Weighted average of the number of shares	258	1,032	1,290
Basic and diluted earnings per million shares (R$) - Continued operations	4.17054		0.83411
Basic and diluted earnings per million shares (R$) – Attributable to controlling shareholders	4.05814		0.81163